DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE INSTRUMENTS
Schedule of composition of derivatives

December 31,
2018
U.S. dollars
in thousands
Liabilities
Viola Warrants (non-traded)	$371
Warrants (Series 4) (traded) issued in the 2015 rights offering, see below	71
$442

Schedule of assumptions use to calculate fair value of derivatives

December 31,
2018
The discount rate of the Viola Warrants and Warrants (Series 4) (risk free interest)	0.30%
Share price (in NIS)	1.280
Standard deviation of the share price	54.59%